UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA            May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:  $452,579
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       028-06345                  Peninsula Investment Partners, LP
2.       028-10690                  Peninsula Capital Appreciation, LLC

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2       COLUMN 3     COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                          VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS      CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
AIRTRAN HLDGS INC             COM            00949P108    15,925       3,500,000  SH         SHARED      1, 2     3500000
ALLEGIANT TRAVEL CO           COM            01748X102    4,546          100,000  SH         SHARED      1, 2      100000
BANK OF AMERICA CORPORATION   COM            060505104    13,640       2,000,000  SH         SHARED      1, 2     2000000
CINCINNATI BELL INC NEW       COM            171871106    23,000      10,000,000  SH         SHARED      1, 2    10000000
COGENT COMM GROUP INC         COM NEW        19239V302    28,800       4,000,000  SH         SHARED      1, 2     4000000
DAVITA INC                    COM            23918K108    123,060      2,800,000  SH         SHARED      1, 2     2800000
DISH NETWORK CORP             CL A           25470M109    14,921       1,343,015  SH         SHARED      1, 2     1343015
ECHOSTAR CORP                 CL A           278768106    16,276       1,097,483  SH         SHARED      1, 2     1097483
FIBERTOWER CORP               COM            31567R100    761          3,900,000  SH         SHARED      1, 2     3900000
GENERAL ELECTRIC CO           COM            369604103    30,330       3,000,000  SH         SHARED      1, 2     3000000
GRACE W R & CO DEL NEW        COM            38388F108    68,039      10,765,600  SH         SHARED      1, 2    10765600
LIBERTY MEDIA CORP NEW        INT COM SER A  53071M104    2,900        1,000,000  SH         SHARED      1, 2     1000000
LIBERTY MEDIA CORP NEW        CAP COM SER A  53071M302    6,980        1,000,000  SH         SHARED      1, 2     1000000
LIBERTY MEDIA CORP NEW        ENT COM SER A  53071M500    69,041       3,460,700  SH         SHARED      1, 2     3460700
STANLEY FURNITURE INC         COM NEW        854305208    6,119          813,716  SH         SHARED      1, 2      813716
SUNCOR ENERGY INC             COM            867229106    4,442          200,000  SH         SHARED      1, 2      200000
TIVO INC                      COM            888706108    4,928          700,000  SH         SHARED      1, 2      700000
VALASSIS COMMUNICATIONS INC   COM            918866104    6,280        4,000,000  SH         SHARED      1, 2     4000000
WSFS FINL CORP                COM            929328102    12,591         563,088  SH         SHARED      1, 2      563088









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